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                           SPDR(R) Index Shares Funds
                               One Lincoln Street
                                Boston, MA 02111

November 24, 2009

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: SPDR Index Shares Funds: Post-Effective Amendment No. 23 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-92106 and 811-21145)

Ladies and Gentlemen:

On behalf of SPDR Index Shares Funds (the "Trust"), we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 23 ("PEA No. 23") to the Trust's Registration Statement on Form N-1A. PEA No. 23 is being filed to comply with the new requirements of Form N-1A ("New Requirements"). The Trust will be filing a post-effective amendment pursuant to Rule 485(b) on or about January 27, 2010 to update the financial information, finalize all disclosure, and file certain exhibits to the Registration Statement.

Please note that the disclosure contained in PEA No. 23 is substantially the same in all respects with respect to the New Requirements to the disclosure contained in Post-Effective Amendment No. 44 ("PEA No. 44") to the Registration Statement on Form N-1A of SPDR Series Trust (File Nos. 333-92106 and 811-08839), as filed with the Commission on October 28, 2009. PEA No. 44 contained disclosures with respect to the New Requirements which were responsive to comments of the Commission staff on Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of SPDR Series Trust, as filed on August 26, 2009.

Please contact Joseph J. Yanoshik, Esq., of Morgan, Lewis & Bockius LLP, counsel to the Trust, at (202) 739-5676 with your questions or comments.

Sincerely,


/s/ Ryan M. Louvar
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Ryan M. Louvar
Secretary

Enclosures